Document and Entity Information	6 Months Ended
Jun. 30, 2024
Registrant CIK	0000792394
Fiscal Year End	--12-31
Document Type	N-CSRS
Entity Registrant Name	Volumetric Fund Inc
Document Period End Date	Jun. 30, 2024
Amendment Flag	false
Volumetric Fund | C000032757
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report